Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements of the Group have been prepared on a going concern basis. These consolidated financial statements were approved and authorized by the Board of Directors on March 28, 2018.

The consolidated financial statements are prepared on the historical cost basis as modified by the revaluation of certain available-for-sale equity securities at fair value (Note 2(l)).

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and associated assumptions are based on historical experience and various other factors that management believes are reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements made by management in the application of IFRS that have significant effect on the consolidated financial statements and major sources of estimation uncertainty are discussed in Note 37.

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements comprise the Company and its subsidiaries and the Group’s interests in associates.

A subsidiary is an entity controlled by the Company. When fulfilling the following conditions, the Company has control over an entity: (a) has power over the investee, (b) has exposure, or rights, to variable returns from its involvement with the investee, and (c) has the ability to use its power over the investee to affect the amount of the investor’s returns.

When assessing whether the Company has power over that entity, only substantive rights (held by the Company and other parties) are considered.

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases, and the profit attributable to non-controlling interests is separately presented on the face of the consolidated statement of comprehensive income as an allocation of the profit or loss for the year between the non-controlling interests and the equity holders of the Company. Non-controlling interests represent the equity in subsidiaries not attributable directly or indirectly to the Company. For each business combination, the Group measures the non-controlling interests at the proportionate share, of the acquisition date, of fair value of the subsidiary’s net identifiable assets. Non-controlling interests at the end of the reporting period are presented in the consolidated statement of financial position within equity and consolidated statement of changes in equity, separately from the equity of the Company’s equity holders. Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized. When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset or, when appropriate, the cost on initial recognition of an investment in an associate or a joint venture.

An associate is an entity, not being a subsidiary, in which the Group exercises significant influence, but not control, over its management. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

An investment in an associate is accounted for in the consolidated financial statements under the equity method and is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s net identifiable assets over the cost of the investment (if any) after reassessment. Thereafter, the investment is adjusted for the Group’s equity share of the post-acquisition changes in the associate’s net assets and any impairment loss relating to the investment. When the Group ceases to have significant influence over an associate, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when significant influence is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset.

All significant intercompany balances and transactions and unrealized gains arising from intercompany transactions are eliminated on consolidation. Unrealized gains arising from transactions with associates are eliminated to the extent of the Group’s interest in the entity. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currencies
(c)	Foreign currencies

The accompanying consolidated financial statements are presented in Renminbi (“RMB”). The functional currency of the Company and its subsidiaries in mainland China is RMB. The functional currency of the Group’s foreign operations is the currency of the primary economic environment in which the foreign operations operate. Transactions denominated in currencies other than the functional currency during the year are translated into the functional currency at the applicable rates of exchange prevailing on the transaction dates. Foreign currency monetary assets and liabilities are translated into the functional currency using the applicable exchange rates at the end of the reporting period. The resulting exchange differences, other than those capitalized as construction in progress (Note 2(i)), are recognized as income or expense in profit or loss. For the periods presented, no exchange differences were capitalized.

When preparing the Group’s consolidated financial statements, the results of operations of the Group’s foreign operations are translated into RMB at average rate prevailing during the year. Assets and liabilities of the Group’s foreign operations are translated into RMB at the foreign exchange rates ruling at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and in hand and time deposits with original maturities of three months or less when purchased. Cash equivalents are stated at cost, which approximates fair value. None of the Group’s cash and cash equivalents is restricted as to withdrawal.

Accounts and other receivables
(e)	Accounts and other receivables

Accounts and other receivables are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method, less allowance for doubtful debts (Note 2(n)) unless the effect of discounting would be immaterial, in which case they are stated at cost less allowance for doubtful debts.

Inventories
(f)	Inventories

Inventories consist of materials and supplies used in maintaining the telecommunications network and goods for resale. Inventories are valued at cost using the specific identification method or the weighted average cost method, less a provision for obsolescence.

Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion, the estimated costs to make the sale and the related tax expenses.

Property, plant and equipment
(g)	Property, plant and equipment

Property, plant and equipment are initially recorded at cost, less subsequent accumulated depreciation and impairment losses (Note 2(n)). The cost of an asset comprises its purchase price, any directly attributable costs of bringing the asset to working condition and location for its intended use and the cost of borrowed funds used during the periods of construction. Expenditure incurred after the asset has been put into operation, including cost of replacing part of such an item, is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and the cost can be measured reliably. All other expenditure is expensed as it is incurred.

Assets held under finance leases (Note 2 (m)) are amortized over the shorter of the lease term and their estimated useful lives on a straight-line basis. As of December 31, 2017, no asset was held by the Group under finance leases (2016: nil).

Gains or losses arising from retirement or disposal of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the respective asset and are recognized as income or expense in the profit or loss on the date of disposal.

Depreciation is provided to write off the cost of each asset over its estimated useful life on a straight-line basis, after taking into account its estimated residual value, as follows:

Depreciable lives primarily range from
Buildings and improvements	8 to 30 years
Telecommunications network plant and equipment	5 to 10 years
Furniture, fixture, motor vehicles and other equipment	5 to 10 years

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. Both the useful life of an asset and its residual value are reviewed annually.

During the year, the Group reviewed the estimated useful lives of all property, plant and equipment and changed the depreciable lives of corporate information system equipment ,IPTV equipment and CDN equipment (included in telecommunications network plant and equipment) from 10 years to 5 years. The effect of such changes in accounting estimates is set out in Note 8.

Lease prepayments
(h)	Lease prepayments

Lease prepayments represent land use rights paid. Land use rights are initially carried at cost or deemed cost and then charged to profit or loss on a straight-line basis over the respective periods of the rights which range from 20 years to 70 years.

Construction in progress
(i)	Construction in progress

Construction in progress represents buildings, telecommunications network plant and equipment and other equipment and intangible assets under construction and pending installation, and is stated at cost less impairment losses (Note 2(n)). The cost of an item comprises direct costs of construction, capitalization of interest charge, and foreign exchange differences on related borrowed funds to the extent that they are regarded as an adjustment to interest charges during the periods of construction. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment and intangible assets when the asset is substantially ready for its intended use.

No depreciation is provided in respect of construction in progress.

Goodwill
(j)	Goodwill

Goodwill represents the excess of the cost over the Group’s interest in the fair value of the net assets acquired in the CDMA business (as defined in Note 10) acquisition.

Goodwill is stated at cost less any accumulated impairment losses. Goodwill is allocated to cash-generating units and is tested annually for impairment (Note 2(n)). On disposal of a cash generating unit during the year, any attributable amount of the goodwill is included in the calculation of the profit or loss on disposal.

Intangible assets
(k)	Intangible assets

The Group’s intangible assets are primarily software.

Software that is not an integral part of any tangible assets, is recorded at cost less subsequent accumulated amortization and impairment losses (Note 2(n)). Amortization of software is mainly calculated on a straight-line basis over the estimated useful lives, which range from three to five years.

Investments
(l)	Investments

Investments in available-for-sale equity securities are carried at fair value with any change in fair value being recognized in other comprehensive income and accumulated separately in equity. For investments in available-for-sale equity securities, a significant or prolonged decline in the fair value of that investment below its cost is considered to be objective evidence of impairment. When these investments are derecognized or impaired, the cumulative gain or loss previously recognized in other comprehensive income is recognized in profit or loss. Investments in unlisted equity securities that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are stated at cost less impairment losses (Note 2(n)).

Leasing
(m)	Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Assets acquired under finance leases are initially recorded at amounts equivalent to the lower of the fair value of the leased assets at the inception of the lease or the present value of the minimum lease payments (computed using the rate of interest implicit in the lease). The net present value of the future minimum lease payments is recorded correspondingly as a finance lease obligation.

Where the Group has the right to use the assets under operating leases, payments made under the leases are charged to profit or loss in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.

Impairment
(n)	Impairment

(i)	Impairment of accounts and other receivables and investments in equity securities carried at cost

Accounts and other receivables and investments in equity securities carried at cost are reviewed at the end of each reporting period to determine whether there is objective evidence of impairment. Objective evidence of impairment includes observable data that comes to the attention of the Group about one or more of the following loss events:

- significant financial difficulty of the debtor or issuer;

- a breach of contract, such as a default or delinquency in interest or principal payments;

- it becoming probable that the debtor will enter bankruptcy or other financial reorganization; and

- significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor/ issuer.

The impairment loss for accounts and other receivables is measured as the difference between the asset’s carrying amount and the estimated future cash flows, discounted at the financial asset’s original effective interest rate where the effect of discounting is material, and is recognized as an expense in profit or loss.

The impairment loss for investments in equity securities carried at cost is measured as the difference between the asset’s carrying amount and the estimated future cash flows, discounted at the current market rate of return for a similar financial asset where the effect of discounting is material, and is recognized as an expense in profit or loss.

Impairment losses for accounts and other receivables are reversed through profit or loss if in a subsequent period the amount of the impairment losses decreases. Impairment losses for equity securities carried at cost are not reversed.

(ii)	Impairment of long-lived assets

The carrying amounts of the Group’s long-lived assets, including property, plant and equipment, intangible assets with finite useful lives and construction in progress are reviewed periodically to determine whether there is any indication of impairment. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. For goodwill, the impairment testing is performed annually at each year end.

The recoverable amount of an asset or cash-generating unit is the greater of its fair value less costs of disposal and value in use. When an asset does not generate cash flows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit). In determining the value in use, expected future cash flows generated by the assets are discounted to their present value using a pre-tax discount rate that reflects current market assessments of time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The goodwill arising from a business combination, for the purpose of impairment testing, is allocated to cash-generating units that are expected to benefit from the synergies of the combination.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment loss is recognized as an expense in profit or loss. Impairment loss recognized in respect of cash-generating units is allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis.

The Group assesses at the end of each reporting period whether there is any indication that an impairment loss recognized for an asset in prior years may no longer exist. An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. A subsequent increase in the recoverable amount of an asset, when the circumstances and events that led to the write-down cease to exist, is recognized as an income in profit or loss. The reversal is reduced by the amount that would have been recognized as depreciation and amortization had the write-down not occurred. An impairment loss in respect of goodwill is not reversed. For the years presented, no reversal of impairment loss was recognized in profit or loss.

Revenue recognition
(o)	Revenue recognition

The revenue recognition methods of the Group are as follows:

(i)	Voice usage fee is recognized as the service is provided.

(ii)	Fees received for wireline installation charges for periods prior to January 1, 2012 are deferred and recognized over the expected customer relationship period. The direct costs associated with the installation of wireline services are deferred to the extent of the installation fees and amortized over the same expected customer relationship period. From 2012 onwards, since the amounts of fees received and the associated direct costs incurred are insignificant, the fees and associated direct costs are not deferred, and are recognized in profit or loss when received or incurred.

(iii)	Monthly service fees are recognized in the month during which the services are provided to customers.

(iv)	Revenue from sale of prepaid calling cards are recognized as the cards are used by customers.

(v)	Revenue derived from information and application services are recognized when the services are provided to customers.

Revenue from information and application services in which no third party service providers are involved, such as caller display and Internet data center services, are presented on a gross basis. Revenues from all other information and application services are presented on either gross or net basis based on the assessment of each individual arrangement with third parties. The following factors indicate that the Group is acting as a principal in the arrangements with third parties:

i)	The Group is primarily responsible for providing the applications or services desired by customers, and takes responsibility for fulfillment of ordered applications or services, including the acceptability of the applications or services ordered or purchased by customers;

ii)	The Group takes title of the inventory of the applications before they are ordered by customers;

iii)	The Group has risks and rewards of ownership, such as risks of loss for collection from customers after applications or services are provided to customers;

iv)	The Group has latitude in establishing selling prices with customers;

v)	The Group can modify the applications or perform part of the services;

vi)	The Group has discretion in selecting suppliers used to fulfill an order; and

vii)	The Group determines the nature, type, characteristics, or specifications of the applications or services.

If majority of the indicators of risks and responsibilities exist in the arrangements with third parties, the Group is acting as a principal and have exposure to the significant risks and rewards associated with the rendering of services or the sale of applications, and revenues for these services are recognized on a gross basis. If majority of the indicators of risks and responsibilities do not exist in the arrangements with third parties, the Group is acting as an agent, and revenues for these services are recognized on a net basis.

(vi)	Revenue from the provision of Internet and telecommunications network resource services are recognized when the services are provided to customers.

(vii)	Interconnection fees from domestic and foreign telecommunications operators are recognized when the services are rendered as measured by the minutes of traffic processed.

(viii)	Lease income from operating leases is recognized over the term of the lease.

(ix)	Sale of equipment is recognized on delivery of the equipment to customers and when the significant risks and rewards of ownership and title have been transferred to the customers. Revenue from repair and maintenance of equipment is recognized when the service is provided to customers.

The Group offers promotional packages, which involve the bundled sales of terminal equipment (mobile handsets) and telecommunications services, to customers. The total contract consideration of a promotional package is allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method. Under the residual method, the total contract consideration of the arrangement is allocated as follows: The undelivered component, which is the provision of telecommunications services, is measured at fair value, and the remainder of the contract consideration is allocated to the delivered component, which is the sales of terminal equipment. The Group recognizes revenues generated from the delivery and sales of the terminal equipment when the title of the terminal equipment is passed to the customers whereas revenues generated from the provision of telecommunications services are recognized based upon the actual usage of such services. During each of the years in the three-year period ended December 31, 2017, a substantial portion of the total contract consideration is allocated to the provision of telecommunications services since the terminal equipment is typically provided free of charge or at a nominal amount to promote the Group’s core business of the provision of telecommunications services, and the fair value of the telecommunication services approximates the total contract consideration.

Advertising and promotion expense
(p)	Advertising and promotion expense

The costs for advertising and promoting the Group’s telecommunications services are expensed as incurred. Advertising and promotion expense, which is included in selling, general and administrative expenses, was RMB19,294, RMB17,070 and RMB14,072 for the years ended December 31, 2015, 2016 and 2017 respectively, among which, the costs of terminal equipment offered as part of a promotional package to our customers for free or at a nominal amount to promote the Group’s telecommunication service amounted to RMB11,620, RMB9,370 and RMB4,707, for the years ended December 31, 2015, 2016 and 2017 respectively.

Net finance costs
(q)	Net finance costs

Net finance costs comprise interest income on bank deposits, interest costs on borrowings, and foreign exchange gains and losses. Interest income from bank deposits is recognized as it accrues using the effective interest method.

Interest costs incurred in connection with borrowings are calculated using the effective interest method and are expensed as incurred, except to the extent that they are capitalized as being directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use.

Research and development expense
(r)	Research and development expense

Research and development expenditure is expensed as incurred. For the years ended December 31, 2015, 2016 and 2017, research and development expense was RMB792, RMB825 and RMB1,088 , respectively.

Employee benefits
(s)	Employee benefits

The Group’s contributions to defined contribution retirement plans administered by the PRC government and defined contribution retirement plans administered by independent external parties are recognized in profit or loss as incurred. Further information is set out in Note 34.

Compensation expense in respect of the stock appreciation rights granted is accrued as a charge to the profit or loss over the applicable vesting period based on the fair value of the stock appreciation rights. The liability of the accrued compensation expense is re-measured to fair value at the end of each reporting period with the effect of changes in the fair value of the liability charged or credited to profit or loss. Further details of the Group’s stock appreciation rights scheme are set out in Note 35.

Government grants
(t)	Government grants

The Group’s government grants are mainly related to the government loans with below-market rate of interest.

Government grants shall only be recognized until there is reasonable assurance that:

(i)	the Group will comply with all the conditions attaching to them; and

(ii)	the grants will be received.

Government grants that compensate expenses incurred are recognized in the consolidated statement of comprehensive income in the same periods in which the expenses are incurred.

Government grants relating to assets are recognized in deferred revenue and are credited to the consolidated statement of comprehensive income on a straight-line basis over the expected lives of the related assets.

Interest-bearing borrowings
(u)	Interest-bearing borrowings

Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost with any difference between the amount initially recognized and the redemption value recognized in profit or loss over the period of the borrowings, together with any interest, using the effective interest method.

Accounts and other payables
(v)	Accounts and other payables

Accounts and other payables are initially recognized at fair value and thereafter stated at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Provisions and contingent liabilities
(w)	Provisions and contingent liabilities

A provision is recognized in the consolidated statement of financial position when the Group has a legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Value-added tax
(x)	Value-added tax

Under current PRC tax rules and regulations, output VAT rate for basic telecommunications services (including voice communication, lease or sale of network resources) is 11% while the output VAT rate for value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) is 6%, and the output VAT for sales of telecommunications terminals and equipment is 17%. Input VAT rate depends on the type of services received and the assets purchased as well as the VAT rate applicable to a specific industry, and ranges from 3% to 17%.

Output VAT is excluded from operating revenues while input VAT, which is incurred as a result of the Company’s receipt of services and purchases of telecommunications equipment and materials, is excluded from operating expenses or the original cost of equipment purchased and can be netted against the output VAT, arriving at the net amount of VAT recoverable or payable. As the VAT obligations are borne by branches and subsidiaries of the Company, input and output VAT are set off at branches and subsidiaries levels, and the net amount of VAT recoverable or payable of branches and subsidiaries are not offset at the consolidation level. Such net amount of VAT recoverable or payable is recorded in the line item of prepayments and other current assets and accrued expenses and other payables, respectively on the face of consolidated statements of financial position.

Income tax
(y)	Income tax

Income tax for the year comprises current tax and movement in deferred tax assets and liabilities. Income tax is recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income, or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity respectively. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years. Deferred tax is provided using the balance sheet liability method, providing for all temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. The amount of deferred tax is calculated on the basis of the enacted or substantively enacted tax rates that are expected to apply in the period when the asset is realized or the liability is settled. The effect on deferred tax of any changes in tax rates is charged or credited to profit or loss, except for the effect of a change in tax rate on the carrying amount of deferred tax assets and liabilities which were previously recognized in other comprehensive income, in such case the effect of a change in tax rate is also recognized in other comprehensive income.

A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Dividends
(z)	Dividends
Dividends are recognized as a liability in the period in which they are declared.
Related parties
(aa)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)	The entity is an associate or joint venture of the Group (or an associate or joint venture of a member of a group of which the Group is a member); or the Group is an associate or joint venture of the entity (or an associate or joint venture of a member of a group of which the entity is a member);

(iii)	The entity and the Group are joint ventures of the same third party;

(iv)	The entity is a joint venture of a third entity and the Group is an associate of the third entity; or the Group is a joint venture of a third entity and the entity is an associate of the third entity;

(v)	The entity is controlled or jointly controlled by a person identified in (a);

(vi)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Segmental reporting
(ab)	Segmental reporting

An operating segment is a component of an entity that engages in business activities from which revenues are earned and expenses are incurred, and is identified on the basis of the internal financial reports that are regularly reviewed by the chief operating decision maker in order to allocate resource and assess performance of the segment. For the periods presented, management has determined that the Group has one operating segment as the Group is only engaged in the integrated telecommunications business. The Group’s assets located outside mainland China and operating revenues derived from activities outside mainland China are less than 10% of the Group’s assets and operating revenues, respectively. No geographical area information has been presented as such amount is immaterial. No single external customer accounts for 10% or more of the Group’s operating revenues.